RISK MANAGEMENT - Concentrations of credit risk - Concentration by location (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 182,128,114	$ 176,881,841
Loan portfolio
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	182,128,114	176,881,841
Loan portfolio | Colombia
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	119,455,090	117,172,051
Loan portfolio | Costa Rica
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	15,881,586	15,196,540
Loan portfolio | Panama
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	13,830,730	13,574,228
Loan portfolio | Guatemala
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	10,913,392	9,779,584
Loan portfolio | Honduras
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	7,121,486	6,474,980
Loan portfolio | El Salvador
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	6,252,498	5,827,538
Loan portfolio | United States
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	4,853,168	4,550,268
Loan portfolio | Nicaragua
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	3,064,020	3,553,004
Loan portfolio | Other countries
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	756,144	753,648
Commercial loans
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	91,306,719	92,550,025
Commercial loans | Colombia
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	60,862,993	63,694,588
Commercial loans | Costa Rica
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	5,178,529	4,860,338
Commercial loans | Panama
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	5,402,278	5,464,198
Commercial loans | Guatemala
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	6,174,541	5,536,851
Commercial loans | Honduras
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	3,799,684	3,528,929
Commercial loans | El Salvador
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	2,488,579	2,214,411
Commercial loans | United States
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	4,853,155	4,549,526
Commercial loans | Nicaragua
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	1,791,156	1,947,643
Commercial loans | Other countries
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	755,804	753,541
Loans to consumers
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	59,587,929	55,200,581
Loans to consumers | Colombia
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	39,442,151	35,912,585
Loans to consumers | Costa Rica
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	5,388,382	5,190,354
Loans to consumers | Panama
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	5,900,357	5,618,362
Loans to consumers | Guatemala
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	2,881,174	2,593,606
Loans to consumers | Honduras
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	2,322,700	2,085,005
Loans to consumers | El Salvador
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	2,778,912	2,636,766
Loans to consumers | United States
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	13	742
Loans to consumers | Nicaragua
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	873,900	1,163,054
Loans to consumers | Other countries
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	340	107
Mortgages
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	18,661,389	17,279,362
Mortgages | Colombia
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	7,548,152	6,672,612
Mortgages | Costa Rica
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	4,525,877	4,343,247
Mortgages | Panama
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	2,444,897	2,381,741
Mortgages | Guatemala
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	1,805,626	1,617,341
Mortgages | Honduras
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	964,977	857,799
Mortgages | El Salvador
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	978,368	969,731
Mortgages | Nicaragua
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	393,492	436,891
Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	410,320	425,697
Microcredit | Colombia
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	410,320	425,697
Financial leasing
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	12,161,757	11,426,176
Financial leasing | Colombia
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	11,191,474	10,466,569
Financial leasing | Costa Rica
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	788,798	802,601
Financial leasing | Panama
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	83,198	109,927
Financial leasing | Guatemala
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	52,051	31,786
Financial leasing | Honduras
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	34,125	3,247
Financial leasing | El Salvador
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	6,639	6,630
Financial leasing | Nicaragua
Disclosure Of Financial Risk Management Explanatory [Line Items]
Credit portfolio at amortized cost	$ 5,472	$ 5,416